Hoya Capital Housing ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Home Building Products & Materials - 15.7%
Beazer Homes USA, Inc. (a)	12,750	$ 323,722
Builders FirstSource, Inc. (a)	2,676	204,072
Cavco Industries, Inc. (a)	474	254,310
Century Communities, Inc.	4,457	235,419
Champion Homes, Inc. (a)	3,331	245,261
Dream Finders Homes, Inc. - Class A (a)	13,997	216,394
Eagle Materials, Inc.	1,297	286,870
Green Brick Partners, Inc. (a)	4,167	280,272
Installed Building Products, Inc.	1,051	220,689
Leggett & Platt, Inc.	29,432	302,267
Lennox International, Inc.	585	293,764
LGI Homes, Inc. (a)	5,519	263,863
Louisiana-Pacific Corp.	3,498	267,177
Millrose Properties, Inc.	8,919	251,694
Rayonier, Inc.	24,936	520,913
Simpson Manufacturing Co., Inc.	1,671	317,056
TopBuild Corp. (a)	631	263,430
Watsco, Inc.	808	296,617
Weyerhaeuser Co.	12,486	306,032
		5,349,822

Home Furnishings & Home Goods - 14.2%
A O Smith Corp.	4,332	245,711
Carrier Global Corp.	5,381	343,684
Floor & Decor Holdings, Inc. - Class A (a)	4,660	239,524
Fortune Brands Home & Security, Inc.	5,992	233,328
Hayward Holdings, Inc. (a)	18,137	255,913
La-Z-Boy, Inc.	7,477	280,986
Masco Corp.	4,531	318,303
Masterbrand, Inc. (a)	56,209	487,893
Mohawk Industries, Inc. (a)	2,566	275,640
Owens Corning	2,706	340,469
RH (a)	1,842	273,519
Sherwin-Williams Co.	837	254,314
Somnigroup International, Inc.	3,228	228,575
Trex Company, Inc. (a)	9,083	376,036
Wayfair, Inc. - Class A (a)	2,685	194,018
Whirlpool Corp.	3,842	166,820
Williams-Sonoma, Inc.	1,585	322,658
		4,837,391

Home Improvement Retailers - 5.9%
Home Depot, Inc.	3,169	1,005,017
Lowe's Companies, Inc.	4,643	995,273
		2,000,290

Homebuilders - 13.3%
DR Horton, Inc.	3,707	545,263
KB Home	8,821	430,994
Lennar Corp. - Class A	4,416	396,469
M/I Homes, Inc. (a)	4,162	547,802
Meritage Homes Corp.	7,738	504,827

NVR, Inc. (a)	74	451,755
PulteGroup, Inc.	4,521	534,292
Taylor Morrison Home Corp. (a)	8,952	523,692
Toll Brothers, Inc.	4,132	572,447
		4,507,541

Mortgage Lenders & Servicers - 11.1%
AGNC Investment Corp.	23,515	244,791
Annaly Capital Management, Inc.	10,993	240,197
Arbor Realty Trust, Inc.	28,373	163,145
Chimera Investment Corp.	19,815	269,880
Citizens Financial Group, Inc.	4,622	287,766
Ellington Financial, Inc.	17,543	238,059
Essent Group Ltd.	3,868	223,919
MFA Financial, Inc.	26,390	253,344
PennyMac Mortgage Investment Trust	19,079	199,566
PNC Financial Services Group, Inc.	1,293	285,908
Rithm Capital Corp.	21,916	204,257
Starwood Property Trust, Inc.	13,535	231,178
Truist Financial Corp.	5,315	256,236
Two Harbors Investment Corp.	24,870	306,647
UWM Holdings Corp.	46,939	143,633
Wells Fargo & Co.	2,909	225,564
		3,774,090

Property, Title & Mortgage Insurance - 5.2%
Allstate Corp.	1,128	232,470
F&G Annuities & Life, Inc.	246	6,819
Fidelity National Financial, Inc.	4,094	193,851
First American Financial Corp.	3,743	247,899
MGIC Investment Corp.	8,545	215,505
Old Republic International Corp.	5,275	196,388
Radian Group, Inc.	6,838	233,518
Stewart Information Services Corp.	3,243	210,730
Travelers Companies, Inc.	833	243,144
		1,780,324

Real Estate Technology, Brokerage & Services - 3.0%
Appfolio, Inc. - Class A (a)	1,057	170,357
Compass, Inc. - Class A (a)	49,865	410,389
CoStar Group, Inc. (a)	3,595	115,759
Rocket Cos., Inc. - Class A (a)	13,861	201,123
Zillow Group, Inc. - Class C (a)	3,397	118,895
		1,016,523

Residential REITs & Real Estate Operators - 31.1% (b)
American Homes 4 Rent - Class A	16,787	538,527
AvalonBay Communities, Inc.	3,010	549,355
Camden Property Trust	5,169	550,809
Centerspace	8,155	550,299
CubeSmart	14,996	599,840
Equity LifeStyle Properties, Inc.	8,632	533,199
Equity Residential	8,983	587,937
Essex Property Trust, Inc.	2,082	567,636
Extra Space Storage, Inc.	4,137	597,010
Independence Realty Trust, Inc.	32,108	521,113
Invitation Homes, Inc.	19,294	564,350
Mid-America Apartment Communities, Inc.	4,071	525,444

NexPoint Residential Trust, Inc.	17,191		499,570
Public Storage	2,018		612,846
Sun Communities, Inc.	4,242		524,566
UDR, Inc.	15,283		563,943
UMH Properties, Inc.	35,666		535,703
Ventas, Inc.	6,864		579,459
Welltower, Inc.	2,720		558,498
			10,560,104
TOTAL COMMON STOCKS (Cost $34,225,869)			33,826,085

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (c)	120,840		120,840
TOTAL MONEY MARKET FUNDS (Cost $120,840)			120,840

TOTAL INVESTMENTS - 99.9% (Cost $34,346,709)			33,946,925
Other Assets in Excess of Liabilities - 0.1%		0.00057	19,401
TOTAL NET ASSETS - 100.0%			$ 33,966,326

Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Hoya Capital Housing ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 33,826,085	$ –	$ –	$ 33,826,085
Money Market Funds	120,840	–	–	120,840
Total Investments	$ 33,946,925	$ –	$ –	$ 33,946,925

Refer to the Schedule of Investments for further disaggregation of investment categories.